Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.3%
Boeing Co. (The)
(a)
.................... 28,317 $ 5,635,933
L3Harris Technologies, Inc. .............. 5,654 1,951,478
RTX Corp. ......................... 11,876 2,290,880
9,878,291
Air Freight & Logistics — 1.8%
FedEx Corp. ........................ 15,119 5,385,086
Automobile Components — 1.2%
Aptiv plc
(a)
.......................... 53,998 3,749,621
Automobiles — 0.5%
General Motors Co. ................... 20,207 1,505,422
Banks — 9.8%
Citigroup, Inc. ....................... 80,631 9,144,362
First Citizens BancShares, Inc. , Class A
(b)
.... 4,297 8,098,384
JPMorgan Chase & Co. ................ 5,426 1,596,112
Wells Fargo & Co. .................... 135,781 10,809,525
29,648,383
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................... 50,557 10,529,506
Building Products — 1.6%
Fortune Brands Innovations, Inc.
(b)
......... 125,660 4,896,970
Capital Markets — 5.1%
Carlyle Group, Inc. (The) ................ 27,816 1,346,016
Charles Schwab Corp. (The) ............. 59,107 5,554,876
Intercontinental Exchange, Inc. ........... 55,254 8,690,349
15,591,241
Chemicals — 2.1%
PPG Industries, Inc. ................... 59,770 6,388,218
Commercial Services & Supplies — 2.4%
Rentokil Initial plc ..................... 1,190,640 7,389,026
Communications Equipment — 1.2%
Cisco Systems, Inc. ................... 45,139 3,502,335
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. .................. 47,830 5,678,856
Containers & Packaging — 1.0%
Crown Holdings, Inc. .................. 30,920 3,099,730
Diversified Telecommunication Services — 1.7%
Comcast Corp. , Class A ................ 124,232 3,566,701
Verizon Communications, Inc. ............ 32,782 1,645,656
5,212,357
Electric Utilities — 2.3%
Exelon Corp. ........................ 140,370 6,880,937
Electronic Equipment, Instruments & Components — 1.7%
CDW Corp. ......................... 41,760 5,053,795
Financial Services — 2.2%
Fidelity National Information Services, Inc. .... 140,686 6,599,580
Health Care Equipment & Supplies — 5.9%
Baxter International, Inc.
(b)
............... 384,933 6,466,874
Becton Dickinson & Co. ................ 37,120 5,836,378
Medtronic plc ....................... 64,708 5,606,948
17,910,200
Security
Shares
Shares Value
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. ................... 21,269 $ 4,494,352
CVS Health Corp. .................... 51,411 3,692,338
Elevance Health, Inc. .................. 4,429 1,296,590
9,483,280
Health Care REITs — 1.1%
Healthcare Realty Trust, Inc. , Class A ....... 198,590 3,374,044
Industrial REITs — 1.9%
Rexford Industrial Realty, Inc. ............ 132,450 4,335,089
STAG Industrial, Inc. .................. 43,290 1,561,037
5,896,126
Insurance — 3.2%
American International Group, Inc. ......... 15,940 1,199,485
Arthur J Gallagher & Co. ................ 22,740 4,925,029
Fidelity National Financial, Inc. , Class A ...... 76,791 3,561,567
9,686,081
Interactive Media & Services — 4.9%
Alphabet, Inc. , Class C ................. 24,860 7,131,340
Meta Platforms, Inc. , Class A ............. 13,610 7,786,689
14,918,029
Leisure Products — 1.2%
Hasbro, Inc. ........................ 39,240 3,672,864
Life Sciences Tools & Services — 1.5%
(a)
Avantor, Inc. ........................ 381,430 2,990,411
Waters Corp. ........................ 5,023 1,495,850
4,486,261
Machinery — 1.0%
CNH Industrial NV .................... 134,954 1,484,494
Fortive Corp. ........................ 28,419 1,571,002
3,055,496
Media — 0.5%
WPP plc ........................... 503,582 1,574,938
Multi-Utilities — 2.0%
Dominion Energy, Inc. .................. 99,195 6,132,235
Oil, Gas & Consumable Fuels — 6.2%
BP plc , ADR ........................ 225,405 10,594,035
Tourmaline Oil Corp.
(b)
................. 171,090 8,188,608
18,782,643
Pharmaceuticals — 3.1%
AstraZeneca plc ..................... 8,056 1,575,270
Merck & Co., Inc. ..................... 50,800 6,110,732
Sanofi SA , ADR
(b)
..................... 35,611 1,715,738
9,401,740
Professional Services — 3.8%
Maximus, Inc.
(b)
...................... 72,920 4,674,172
SS&C Technologies Holdings, Inc. ......... 103,603 7,000,455
11,674,627
Software — 3.0%
Microsoft Corp. ...................... 15,557 5,758,735
Workday, Inc. , Class A
(a)
................ 26,710 3,470,163
9,228,898
Technology Hardware, Storage & Peripherals — 7.6%
Hewlett Packard Enterprise Co. ........... 202,960 4,832,478
Samsung Electronics Co. Ltd. ............ 73,877 8,640,757
Western Digital Corp. .................. 35,166 9,512,051
22,985,286

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Basic Value V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.0%
Swatch Group AG (The) , ADR
(b)
........... 276,433 $ 3,043,527
Tobacco — 2.7%
British American Tobacco plc , ADR ......... 139,271 8,143,175
Trading Companies & Distributors — 2.0%
WESCO International, Inc. ............... 22,150 6,060,683
Total Long-Term Investments — 99 .0%
(Cost: $ 268,358,077 ) .............................. 300,499,487
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 18,344,194 $ 18,347,863
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 4,999,946 4,999,946
Total Short-Term Securities — 7 .7%
(Cost: $ 23,347,809 ) ............................... 23,347,809
Total Investments — 106 .7%
(Cost: $ 291,705,886 ) .............................. 323,847,296
Liabilities in Excess of Other Assets — (6.7) % ............. (20,408,663)
Net Assets — 100.0% ...............................
$ 303,438,633
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 25,781,767 $ — $ (7,427,274)
(a)
$ (6,630) $ — $ 18,347,863 18,344,194 $ 22,762
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,273,166 — (273,220)
(a)
— — 4,999,946 4,999,946 28,220 —
$ (6,630) $ — $ 23,347,809 $ 50,982 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,878,291 $ — $ — $ 9,878,291
Air Freight & Logistics .................................... 5,385,086 — — 5,385,086
Automobile Components .................................. 3,749,621 — — 3,749,621
Automobiles .......................................... 1,505,422 — — 1,505,422
Banks ............................................... 29,648,383 — — 29,648,383
Broadline Retail ........................................ 10,529,506 — — 10,529,506
Building Products ....................................... 4,896,970 — — 4,896,970
Capital Markets ........................................ 15,591,241 — — 15,591,241
Chemicals ............................................ 6,388,218 — — 6,388,218
Commercial Services & Supplies ............................. — 7,389,026 — 7,389,026
Communications Equipment ................................ 3,502,335 — — 3,502,335
Consumer Staples Distribution & Retail ........................ 5,678,856 — — 5,678,856
Containers & Packaging .................................. 3,099,730 — — 3,099,730
Diversified Telecommunication Services ........................ 5,212,357 — — 5,212,357
Electric Utilities ........................................ 6,880,937 — — 6,880,937
Electronic Equipment, Instruments & Components ................. 5,053,795 — — 5,053,795
Financial Services ...................................... 6,599,580 — — 6,599,580
Health Care Equipment & Supplies ........................... 17,910,200 — — 17,910,200
Health Care Providers & Services ............................ 9,483,280 — — 9,483,280
Health Care REITs ...................................... 3,374,044 — — 3,374,044
Industrial REITs ........................................ 5,896,126 — — 5,896,126
Insurance ............................................ 9,686,081 — — 9,686,081
Interactive Media & Services ............................... 14,918,029 — — 14,918,029
Leisure Products ....................................... 3,672,864 — — 3,672,864
Life Sciences Tools & Services .............................. 4,486,261 — — 4,486,261
Machinery ............................................ 3,055,496 — — 3,055,496
Media ............................................... — 1,574,938 — 1,574,938
Multi-Utilities .......................................... 6,132,235 — — 6,132,235
Oil, Gas & Consumable Fuels ............................... 18,782,643 — — 18,782,643
Pharmaceuticals ....................................... 7,826,470 1,575,270 — 9,401,740
Professional Services .................................... 11,674,627 — — 11,674,627
Software ............................................. 9,228,898 — — 9,228,898
Technology Hardware, Storage & Peripherals .................... 14,344,529 8,640,757 — 22,985,286
Textiles, Apparel & Luxury Goods ............................ 3,043,527 — — 3,043,527
Tobacco ............................................. 8,143,175 — — 8,143,175
Trading Companies & Distributors ............................ 6,060,683 — — 6,060,683

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Basic Value V.I. Fund
5
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 23,347,809 $ — $ — $ 23,347,809
$ 304,667,305 $ 19,179,991 $ — $ 323,847,296
Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)